Cost of Sales and Services, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales and Services, Selling Expenses and Administrative Expenses [Abstract]
Disclosure Of Attribution Of Expenses By Nature To Their Function
This caption includes the following:

In thousands of soles	Note	Cost of sales and services			Selling expenses			Administrative expenses			Total
		2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Medicines		1,143,319	1,143,359	1,022,220	—	—	—	—	—	—	1,143,319	1,143,359	1,022,220
Auxiliary services and clinical laboratory		97,792	88,989	70,904	—	—	—	—	—	—	97,792	88,989	70,904
Room service for inpatients		59,241	85,490	48,498	—	—	—	—	—	—	59,241	85,490	48,498
Surgery fees		239,786	205,414	188,816	—	—	—	—	—	—	239,786	205,414	188,816
Medical consultation fees		106,010	89,373	97,796	—	—	—	—	—	—	106,010	89,373	97,796
Insurance contracts		49,463	47,624	41,433	—	—	—	—	—	—	49,463	47,624	41,433
Personnel expenses (a) (c)		700,740	722,950	668,637	70,300	68,332	70,181	370,050	364,298	334,578	1,141,090	1,155,580	1,073,396
Services provided by third parties (b) (c)		163,862	141,723	147,185	141,374	120,469	118,076	246,627	244,166	206,476	551,863	506,358	471,737
Depreciation	11, 13	110,338	116,907	134,879	955	22	13	32,357	25,944	24,127	143,650	142,873	159,019
Amortization	12	1,664	2,047	2,005	813	—	—	76,304	74,226	74,726	78,781	76,273	76,731
Other management charges (c)		49,034	16,917	18,183	6,912	8,566	5,622	61,813	54,758	42,439	117,759	80,241	66,244
Tax expenses		336	26	5	505	86	51	25,521	25,285	22,219	26,362	25,397	22,275

		2,721,585	2,660,819	2,440,561	220,859	197,475	193,943	812,672	788,677	704,565	3,755,116	3,646,971	3,339,069

Disclosure of Personnel Expenses
(a)	Personnel expenses include the following:

In thousands of soles	2025	2024	2023
Remunerations	748,544	733,614	680,560
Legal bonuses	78,585	72,769	71,372
Health insurance for employees	118,995	117,947	104,444
Bonuses	17,589	33,808	42,834
Severance payments	49,372	53,281	49,061
Vacations	47,527	45,703	42,841
Employees’ profit sharing	24,049	36,188	32,817
Board of Directors’ remuneration	5,068	5,781	5,027
Equity-settled share-based payment expenses	11,192	9,145	3,675
Compensation to personnel	7,796	13,647	9,211
Training	2,054	1,647	1,995
Other benefits	30,319	32,050	29,559

	1,141,090	1,155,580	1,073,396

Disclosure of Services Provided by Third Parties
(b)	Services provided by third parties include the following:

In thousands of soles	2025	2024	2023
Sales commissions	80,846	62,268	66,303
Advisory and consulting fees	102,289	74,711	61,647
Leases	60,625	63,741	58,927
Credit card commissions	34,228	31,425	27,569
Service and repair	77,459	73,353	74,805
Custodial and cleaning services	53,612	50,897	38,121
Advertisement	30,055	27,199	24,019
Utilities	48,811	55,571	60,937
Hosting	17,971	18,107	14,925
Collection expenses	2,595	1,697	889
Travel and entertainment expenses	4,904	3,163	3,399
Others	38,468	44,226	40,196

	551,863	506,358	471,737